MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

September 30, 2024 (Unaudited)

Mutual Funds (97.9%)	Shares	Value

Shelton Capital Management Nasdaq-100 Index Inv Class	68,322	$ 2,754,059
Pear Tree Quality Class I	71,589	2,046,007
Vanguard Tax-Managed Capital Appreciation Adm Class	6,665	1,970,877
Putnam Large Cap Value Class Y	44,699	1,665,037
BNY Mellon Dynamic Value Class I	33,972	1,654,110
T. Rowe Price All-Cap Opportunities	18,147	1,427,278
Fidelity Large Cap Growth Index Class I	37,539	1,378,419
Fidelity Select Brokerage and Investment Management	7,230	1,185,454
Putnam Core Equity Class R6	26,041	1,147,107
Columbia Dividend Income Class I2	31,956	1,139,243
T. Rowe Price Dividend Growth	13,000	1,069,510
GQG Partners US Select Quality Equity Class I	44,882	1,060,120
Huber Select Large Cap Value Class I	31,744	1,032,619
Amana Growth Class I	11,002	932,723
Centre American Select Equity Class I	51,476	931,716
Principal Blue Chip Class I	19,950	924,688
Loomis Sayles Growth Class Y	30,000	856,200
Fidelity Mega Cap Stock	31,030	785,685
Hillman Value No Load	21,645	723,593
Federated Hermes MDT All Cap Core Class R6	14,211	663,240
Fidelity Select Construction and Housing Portfolio	4,274	565,481

Total Mutual Funds (Cost $ 18,151,270)		25,913,166

Short-Term Securities (0.9%)

Fidelity Institutional Money Market Government Portfolio Class I (Cost $ 225,703)		225,703

Total Short-Term Securities		225,703

Total Investments in Securities (Cost $ 18,376,973) (98.8%)		26,138,869

Net Other Assets and Liabilities (1.2%)		330,234

Net Assets (100%)		$ 26,469,103

As of September 30, 2024, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$18,151,270
Unrealized appreciation	7,761,896
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	7,761,896

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

September 30, 2024 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2024:

MH Elite Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 25,913,166	-	-	$ 25,913,166
Short Term Investments	225,703	-	-	225,703
Total Investments in Securities	$ 26,138,869	-	-	$ 26,138,869

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.